Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Product revenues:
Oil sales		$ 879	$ 451		$ 367
Natural gas sales		67	35		29
Natural gas liquid sales		70	21		7
Total product revenues		1,016	507		403
Net gain (loss) on derivatives		3	(207)		418
Commodity management		25	177		286
Other		1	1		6
Total revenues		1,045	478		1,113
Costs and expenses:
Depreciation, depletion and amortization		542	441		350
Lease and facility operating		168	118		87
Gathering, processing and transportation		24	12		22
Taxes other than income		79	43		42
Exploration		87	26		67
General and administrative (including equity-based compensation)	[1]	166	202		201
Commodity management, including charges for unutilized pipeline capacity		27	208		261
Net (gain) loss on sales of assets and divestment of transportation contracts		(161)	239		(349)
Acquisition costs		0	0		23
Other—net		15	15		64
Total costs and expenses		947	1,304		768
Operating income (loss)		98	(826)		345
Interest expense		(188)	(207)		(187)
Loss on extinguishment of debt		(17)	(1)		(65)
Investment income and other		3	2		(2)
Income (loss) from continuing operations before income taxes		(104)	(1,032)		91
Provision (benefit) for income taxes		(128)	(360)		51
Income (loss) from continuing operations		24	(672)		40
Income (loss) from discontinued operations		(40)	71	[2]	(1,766)	[2]
Net loss		(16)	(601)		(1,726)
Less: Net income attributable to noncontrolling interests		0	0		1
Net loss attributable to WPX Energy, Inc.		(16)	(601)		(1,727)
Preferred Stock Dividends, Income Statement Impact		15	18		9
Preferred Stock Conversions, Inducements		0	22		0
Net Income (Loss) Available to Common Stockholders,		(31)	(641)		(1,736)
Income (Loss) from Continuing Operations Attributable to WPX		9	(712)		31
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to WPX		$ (40)	$ 71		$ (1,767)
Basic earnings (loss) per common share:
Income (Loss) from Continuing Operations, Per Basic Share		$ 0.02	$ (2.28)		$ 0.13
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share		(0.10)	0.23		(7.55)
Earnings Per Share, Basic		$ (0.08)	$ (2.05)		$ (7.42)
Basic weighted-average shares		395.1	313.3		234.2
Diluted earnings (loss) per common share:
Income (Loss) from Continuing Operations, Per Diluted Share		$ 0.02	$ (2.28)		$ 0.13
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share		(0.10)	0.23		(7.50)
Earnings Per Share, Diluted		$ (0.08)	$ (2.05)		$ (7.37)
Diluted weighted-average shares(a)		397.4	313.3	[3]	235.6

[1]	General and administrative (including non-cash equity-based compensation of $28 million, $31 million and $30 million for the respective periods)
[2]	Includes $52 million related to international activity for 2015.
[3]	The following table includes amounts that have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to WPX Energy, Inc. available to common stockholders. The common shares issuable upon assumed conversion of 6.25% Series A mandatory convertible preferred stock have been excluded from the computation of diluted earnings per share as their inclusion would be antidilutive due to application of the if-converted method. Years Ended December 31, 2017 2016 2015 (Millions)Weighted-average nonvested restricted stock units and awards— 2.2 —Weighted-average stock options— 0.1 —Common shares issuable upon assumed conversion of 6.25% Series A mandatory convertible preferred stock (Note 14)19.8 23.8 15.5